Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
SALES
Product sales, net			$ 5,684,717	$ 194,321
Royalty income			250,679
Consulting- product development		$ 10,000	20,572	$ 74,978
Total Sales		$ 10,000	5,955,968	$ 269,299
COST OF GOODS SOLD			4,946,397
GROSS MARGIN		$ 10,000	$ 1,009,571	$ 269,299
OPERATING EXPENSES
Media costs				61,448
Product development costs	$ 132,333	174,165	$ 854,414	82,368
Legal and professional expenses	229,709	196,078	1,069,771	243,702
Salaries and wages and consulting	543,755	148,963	1,120,810	350,391
General and administrative	67,899	$ 69,545	$ 278,338	$ 73,577
Product promotion	$ 35,930
Bad debt expense			$ 48,191
Impairment of goodwill				$ 2,840,203
Total Operating Expenses	$ 1,009,626	$ 588,751	$ 3,371,524	3,651,689
LOSS FROM OPERATIONS	(1,009,626)	(578,751)	(2,361,953)	(3,382,390)
OTHER EXPENSE
Interest expense	(31,606)	$ (25,009)	(52,521)	$ (54,065)
Change in fair value of derivative liabilities	$ (5,700)
Loss on conversion			(45,360)
Gain on forgiveness of debt			21,000
Gain on settlement of notes payable			45,992
Total Other Expense	$ (37,306)	$ (25,009)	(30,889)	$ (54,065)
LOSS BEFORE INCOME TAX PROVISION	$ (1,046,932)	$ (603,760)	$ (2,392,842)	$ (3,436,455)
Income tax provision
NET LOSS FROM CONTINUING OPERATIONS			$ (2,392,842)	$ (3,436,455)
Net loss attributable to Discontinued operations				(23,752)
NET INCOME (LOSS)	$ (1,046,932)	$ (603,760)	$ (2,392,842)	$ (3,460,207)
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	(6,167)		2,304
COMPREHENSIVE LOSS	$ (1,053,099)	$ (603,760)	$ (2,395,146)	$ (3,460,207)
NET INCOME (LOSS) PER COMMON SHARE BASIC AND DILUTED
Continuing operations			$ (0.05)	$ (0.12)
Discontinued operations			0.00	(0.00)
BASIC AND DILUTED	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.12)
Weighted average common shares outstanding
BASIC AND DILUTED	49,017,863	41,834,653	45,844,498	29,413,197